Taxation (Details) - Schedule of reconciliation between the provision for income taxes	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Between The Provision For Income Taxes Abstract
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	22.30%	0.00%	0.00%
Effect of preferential tax rate	53.30%	(6.40%)	(2.30%)
Non-deductible (Non-taxable) items	0.90%	0.90%	1.50%
Effect of additional R&D deduction	(9.00%)	0.00%	0.00%
Tax effect on deferred offering costs	(32.30%)	(1.90%)	0.00%
Change in valuation allowance	5.00%	(3.30%)	10.70%
Effective tax rate	65.20%	14.30%	34.90%